EQUITY	12 Months Ended
Dec. 31, 2015
EQUITY [Abstract]
EQUITY
NOTE 9:-	EQUITY

a.          Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.          Stock Option Plans:

Description of Plans

The Company had three stock option plans, the 2003 Stock Option and Incentive Plans and the 2005 and 2008 Stock Incentive Plans (the "Plans").

The 2003 Plan and the 2005 plan expired in 2013 and 2012 respectively, although there are still options and RSU's outstanding under the plans.

The exercise price per share under the 2003 Plan is the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of a new plan, the 2008 Plan with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are share options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2010, April 2012 and April 2015, the Company's Board of Directors approved, in the aggregate, a 3,500,000 shares increase in the number of shares or stock options available for grant under the 2008 Plan to a total of 4,500,000 shares available for future grants. As of December 31, 2015, an aggregate of 631,888 shares are still available for future grants under the 2008 Plan.

Options granted under the Plans above vest quarterly over two to four years or annually over four years. The options expire six, seven or ten years from the date of grant. RSUs granted under the Plans above (excluding the 2003 plan) vest quarterly or annually over four years. Any options or RSUs, which are forfeited or canceled before expiration of the plan, become available for future grants.

Valuation Assumptions

The company estimates the fair value of the stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumption: the expected volatility is based upon actual historical stock price movements: the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Options granted to Employees

The fair value of the Company's stock options granted to employees for the years ended December 31, 2015, 2014 and 2013 was estimated using the following weighted average assumptions:

	Year ended
	December 31,
	2015	2014	2013

Risk free interest	1.24-1.61%	1.43-1.73%	0.90%
Dividend yields	0%	0%	0%
Volatility	33-34%	34-36%	46%
Expected term (in years)	4.8	4.8	5

No options were granted to non-employees during the years ended December 31, 2015, December 31, 2014 and December 31, 2013.

A summary of employee option balances under the Plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2015	4,431,383	$5.0	2.2	$1,405
Granted	570,000	$5.5
Exercised	(1,307,448)	$4.3
Expired	(1,209,005)	$5.7
Forfeited	(983,830)	$5.5

Outstanding at December 31, 2015	1,501,100	$5.0	4.3	$74

Exercisable at December 31, 2015	555,182	$4.7	3.3	$41

Vested and expected to vest at December 31, 2015	1,379,691	$4.9	4.2	$74

A summary of employee option balances under the Plans as of December 31, 2014 and 2013 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2014		2013
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price

Options outstanding at beginning of year	5,374,000	$5.0	5,879,798	$5.0
Granted	600,000	$5.2	40,000	$5.3
Exercised	(272,000)	$4.0	(154,498)	$4.2
Expired	(21,750)	$6.5	(151,900)	$5.0
Forfeited	(1,248,867)	$5.2	(239,400)	$6.0

Options outstanding at end of year	4,431,383	$5.0	5,374,000	$5.0

Options exercisable at end of year	3,357,465	$5.2	4,097,913	$5.4

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2015, 2014 and 2013 was $1.46, $ 1.51 and $ 2.17, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2015, 2014 and 2013 was approximately $ 1,911, $ 247 and $ 201, respectively.

The outstanding and exercisable options granted to employees under the Plans as of December 31, 2015, have been separated into ranges of exercise price as follows:

					Weighted-
	Options	Weighted-		Options	average
	outstanding	average	Weighted	exercisable	exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2015	life (years)	Price	2015	options

$3.00-4.00	376,100	3.8	$3.4	149,600	$3.3
$4.54-6.77	1,075,000	4.4	$5.5	405,582	$5.2
$7.01	50,000	5.3	$7.0	-	$-

	1,501,100	4.3	$5.0	555,182	$4.7

Restricted Share Units ("RSUs") granted to Employees and Non-employees

The fair value of RSUs is estimated based on the market value of the Company's shares on the date of the award.

During 2015, 2014 and 2013, the Company granted 0, 0 and 47,000 RSUs, respectively. The entitlement to these RSUs vests over a four-year period (15%, 25%, 30% and 30% each year, respectively) in annual tranches. The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2015, 2014 and 2013 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2015		2014		2013
	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value	Number of RSUs	Weighted- average grant date fair value

RSUs outstanding at the beginning of the year	571,625	$4.1	991,276	$4.1	1,348,452	$4.1
Granted	-		-		47,000	$5.8
Vested	(281,675)	$4.0	(323,650)	$4.1	(262,426)	$4.3
Forfeited	(45,750)	$3.9	(96,001)	$4.1	(141,750)	$4.3

RSUs outstanding at the end of the year	244,200	$4.1	571,625	$4.1	991,276	$4.1

As of December 31, 2015, there were no outstanding options to non-employees.

Additional Stock-based Compensation Data

As of December 31, 2015, there was approximately $ 1,419 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the Plans and no unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to non-employees under the Plans. The cost related to employees is expected to be recognized over a weighted-average period of 1.23 years.

c.        In July 2014, the Company approved the grant of 250,000 stock options to its Chairman of the Board of Directors at an exercise price of $ 5.06 per share. In May 2015, the Company approved the grant of 150,000 stock options to its Chairman of the Board of Directors for his additional position as interim CEO at an exercise price of $ 6.72 per share. These options vest ratably, each quarter, over a four-year period. This grants are included in the above tables as employee grants.

d.         Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. The Company does not expect to pay cash dividends in the foreseeable future.

2.	Pursuant to the terms of a credit line from a bank (see also note 12d), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.